Acquisitions, Joint Ventures and Other Activity (Rollforward Of Redeemable Equity Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Joint Ventures And Other Activity [Abstract]
Balances at the beginning of the year	$ 201,487	$ 182,473	$ 48,868
Noncontrolling shareholder interests in an acquired business	2,046
Investments by noncontrolling shareholders		5,679	65,063
Purchases of subsidiary shares from and distributions to noncontrolling shareholders	(2,890)	(1,032)	(29)
Estimated fair values of noncontrolling shareholders' contingent rights		14,367	68,571
Balances at the end of the year	$ 200,643	$ 201,487	$ 182,473